Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	May 25, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A and Y shares of the Fund listed below:

Invesco Oppenheimer Ultra-Short Duration Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces in its entirety the two paragraphs appearing under the heading “Fund Summary – Fees and Expenses of the Fund” and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund – Shareholder Fees” in the summary prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)	Class:	A	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None	”
The footnote number one appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Annual Fund Operating Expenses” is deleted.

Invesco Oppenheimer Ultra-Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A and Y shares of the Fund listed below:

Invesco Oppenheimer Ultra-Short Duration Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces in its entirety the two paragraphs appearing under the heading “Fund Summary – Fees and Expenses of the Fund” and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund – Shareholder Fees” in the summary prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)	Class:	A	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None	”
The footnote number one appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Annual Fund Operating Expenses” is deleted.